Average Annual Total Returns			12 Months Ended	20 Months Ended
		Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024
Volatility Premium Plus ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			8.62%	34.12%
Performance Inception Date		Apr. 17, 2023
Volatility Premium Plus ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(2.41%)	25.80%
Volatility Premium Plus ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.23%	23.08%
S&P 500® VIX Mid-Term Futures Inverse Daily Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® VIX Mid-Term Futures Inverse Daily Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1]		7.51%	32.46%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			25.02%	24.47%

[1]	On or about October 27, 2025, the Fund ceased tracking the S&P 500® VIX Mid-Term Futures Inverse Daily Index. Therefore, the Fund’s performance and historical returns shown for periods prior to October 27, 2025, are not indicative of the performance that the Fund, based on its current investment strategies, would have generated.